Annual Fund Operating Expenses (Invesco Select Equity Fund)	12 Months Ended
May 02, 2011
Class A, Invesco Select Equity Fund
Annual Fund Operating Expenses
Management Fees	0.76%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.52%
Class B, Invesco Select Equity Fund
Annual Fund Operating Expenses
Management Fees	0.76%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	2.27%
Class C, Invesco Select Equity Fund
Annual Fund Operating Expenses
Management Fees	0.76%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	2.27%
Class Y, Invesco Select Equity Fund
Annual Fund Operating Expenses
Management Fees	0.76%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.27%